Debt and Other Financing Arrangements (Fixed Rate Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended
	Jul. 02, 2011 Senior Notes, maturing in fiscal 2012 [Member]	Jul. 03, 2010 Senior Notes, maturing in fiscal 2012 [Member]	Jul. 02, 2011 Senior Notes, Maturing in Fiscal 2013 [Member]	Jul. 03, 2010 Senior Notes, Maturing in Fiscal 2013 [Member]	Jul. 02, 2011 Senior Notes, Maturing in Fiscal 2014 [Member]	Jul. 03, 2010 Senior Notes, Maturing in Fiscal 2014 [Member]	Jul. 02, 2011 Senior Notes, Maturing in Fiscal 2018 [Member]	Jul. 03, 2010 Senior Notes, Maturing in Fiscal 2018 [Member]	Mar. 31, 2009 Senior Notes, Maturing in Fiscal 2019 [Member]	Jul. 02, 2011 Senior Notes, Maturing in Fiscal 2019 [Member]	Jul. 03, 2010 Senior Notes, Maturing in Fiscal 2019 [Member]	Jul. 02, 2011 Debentures, Maturing in Fiscal 2027 [Member]	Jul. 03, 2010 Debentures, Maturing in Fiscal 2027 [Member]	Jul. 02, 2011 Debentures, Maturing in Fiscal 2029 [Member]	Jul. 03, 2010 Debentures, Maturing in Fiscal 2029 [Member]	Jul. 02, 2011 Senior Notes, Maturing in Fiscal 2036 [Member]	Jul. 03, 2010 Senior Notes, Maturing in Fiscal 2036 [Member]	Mar. 31, 2009 Senior Notes, Maturing in Fiscal 2039 [Member]	Jul. 02, 2011 Senior Notes, Maturing in Fiscal 2039 [Member]	Jul. 03, 2010 Senior Notes, Maturing in Fiscal 2039 [Member]	Jul. 02, 2011 Industrial Revenue Bonds [Member]
Interest rate on debt instrument	6.10%	6.10%	4.20%	4.20%	4.60%	4.60%	5.25%	5.25%	5.375%	5.375%	5.375%	7.16%	7.16%	6.50%	6.50%	5.375%	5.375%	6.625%	6.625%	6.625%
Face value of debt instrument									$ 250.0									$ 250.0
Maturity date on long-term debt	Jun. 01, 2012		Feb. 12, 2013		Mar. 15, 2014		Feb. 12, 2018		Mar. 17, 2019			Apr. 15, 2027		Aug. 01, 2028		Sep. 21, 2035		Mar. 17, 2039
Pricing of senior notes, percentage of par									99.321%									98.061%
Industrial revenue bonds maturity date range, start																					four
Industrial revenue bond maturity date range, end																					15